Risks and Uncertainties (Details)	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Unusual Risk or Uncertainty [Line Items]
Unusual Risks and Uncertainties
As the economic impact of the COVID-19 pandemic started to materialize in Ohio in the second half of March 2020 and continued for the duration of 2020, the COVID-19 pandemic primarily impacted our retail sales demand as shown by the changes in weather-normalized volumes of kWh sold compared to the weather-normalized volumes for the same periods in 2019:

	For the three month periods ended				For the year ended
Customer class	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	December 31, 2020
Commercial	(3.2)%	(11.0)%	(2.3)%	(5.0)%	(5.3)%
Industrial	(1.5)%	(19.9)%	0.9%	1.1%	(5.0)%
Residential	0.3%	8.5%	11.0%	(0.9)%	4.2%

Risks and Uncertainties	Risks & Uncertainties
COVID-19 Pandemic
The COVID-19 pandemic has severely impacted global economic activity, including electricity and energy consumption, and caused significant volatility and negative pressure in financial markets. The global impact of the outbreak has been rapidly evolving and many countries, including the United States, have reacted by instituting quarantines, mandating business and school closures and social distancing measures as well as restricting travel. The State of Ohio has implemented, among other things, stay-at-home and other social distancing measures to slow the spread of the virus, which has impacted energy demand within our service territory, though the stay-at-home restrictions have now been lifted in our service territory. On March 12, 2020, the PUCO also issued an emergency order prohibiting electric utilities, including us, from discontinuing electric utility service to customers. This prohibition ended for DP&L on September 1, 2020. We are taking a variety of measures in response to the spread of COVID-19 to ensure our ability to transmit, distribute and sell electric energy, ensure the health and safety of our employees, contractors, customers and communities and provide essential services to the communities in which we operate. In addition to the impacts to demand within our service territory, we also have incurred and expect to continue to incur expenses relating to COVID-19, and such expenses may include those that relate to events outside of our control.
As the economic impact of the COVID-19 pandemic started to materialize in Ohio in the second half of March 2020 and continued for the duration of 2020, the COVID-19 pandemic primarily impacted our retail sales demand as shown by the changes in weather-normalized volumes of kWh sold compared to the weather-normalized volumes for the same periods in 2019:

	For the three month periods ended				For the year ended
Customer class	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	December 31, 2020
Commercial	(3.2)%	(11.0)%	(2.3)%	(5.0)%	(5.3)%
Industrial	(1.5)%	(19.9)%	0.9%	1.1%	(5.0)%
Residential	0.3%	8.5%	11.0%	(0.9)%	4.2%

As noted above, we also have incurred, and expect to continue to incur, expenses relating to COVID-19; however, see Note 3 – Regulatory Matters for a discussion of regulatory measures, which partially mitigate the impact of these expenses. The ultimate magnitude and duration of the COVID-19 pandemic is unknown at this time and may have material and adverse effects on our results of operations, financial condition and cash flows in future periods.

Commercial [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	(5.00%)	(2.30%)	(11.00%)	(3.20%)	(5.30%)
Industrial [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	1.10%	0.90%	(19.90%)	(1.50%)	(5.00%)
Residential [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	(0.90%)	11.00%	8.50%	0.30%	4.20%